Credit Suisse Multialternative Strategy Fund
Credit Suisse Multialternative Strategy Fund

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated November 18, 2015
to the Prospectus and Summary Prospectus, each dated February 27, 2015

Effective November 18, 2015, the contractual expense limitation with respect to the Credit Suisse Multialternative Strategy Fund will be lowered to 1.10% of the Fund's average daily net assets for Class A shares, 1.85% of the Fund's average daily net assets for Class C shares and 0.85% of the Fund's average daily net assets for Class I shares at least through February 28, 2017, as described in more detail below. In addition, effective immediately, Yung-Shin Kung will join Sheel Dhande as a portfolio manager of each Fund, and Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan will no longer be portfolio managers of either Fund. Accordingly, each Fund's Prospectus and Summary Prospectus are updated as set out below.

Changes to Contractual Expense Limitations

Effective November 18, 2015, the table under the section of the Prospectus entitled "Credit Suisse Multialternative Strategy Fund – Summary – Fees and Fund Expenses" and the section of the Credit Suisse Multialternative Strategy Fund's Summary Prospectus entitled "Fees and Fund Expenses" is replaced with the following:

Shareholder fees (paid directly from your investment)
Shareholder Fees - Credit Suisse Multialternative Strategy Fund	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	[2]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none		none
[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.
[2]	1% during the first year.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Credit Suisse Multialternative Strategy Fund		Class A Shares	Class C Shares	Class I Shares
Management fee	[1]	0.95%	0.95%	0.95%
Distribution and service (12b-1) fee		0.25%	1.00%	none
Dividends on short sales (dividends paid to lenders on borrowed securities)		0.03%	0.03%	0.03%
All other expenses	[2]	0.92%	0.92%	0.92%
Other expenses		0.95%	0.95%	0.95%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual fund operating expenses	[3]	2.17%	2.92%	1.92%
Less: amount of fee limitations/expense reimbursements	[4]	1.02%	1.02%	1.02%
Total annual fund operating expenses after fee limitations/expense reimbursements		1.15%	1.90%	0.90%
[1]	The management fee has been restated to reflect the current fee.
[2]	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary.
[3]	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[4]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.10% of the fund's average daily net assets for Class A shares, 1.85% of the fund's average daily net assets for Class C shares and 0.85% of the fund's average daily net assets for Class I shares at least through February 28, 2017. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before February 28, 2017.

Effective November 18, 2015, the table under the section of the Prospectus entitled "Credit Suisse Multialternative Strategy Fund – Summary – Example" and the section of the Credit Suisse Multialternative Strategy Fund's Summary Prospectus entitled "Example" is replaced with the following:

Expense Example - Credit Suisse Multialternative Strategy Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A Shares	636	1,075	1,540	2,821
Class C Shares	293	808	1,448	3,170
Class I Shares	92	504	942	2,160

Expense Example No Redemption	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Credit Suisse Multialternative Strategy Fund | Class C Shares | USD ($)	193	808	1,448	3,170